Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST SERIES 2011-2
Collection Period		1/1/12-1/31/12
Determination Date		2/9/2012
Distribution Date		2/15/2012

Pool Balance

1 . Pool Balance on the close of the last day of the preceding Collection Period		$579,971,963.44
2 . Collections allocable to Principal		$16,808,970.86
3 . Purchase Amount allocable to Principal		$0.00
4 . Defaulted Receivables		$735,564.71

5 . Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)		$562,427,427.87

6 . Total number of Receivables outstanding on the close of the last day of the related Collection Period		37,565

7 . Initial Pool Balance		$650,000,011.61

	Beginning of Period	End of Period
8 . Note Balances
a. Class A-1 Note Balance	$32,172,243.81	$14,803,153.59
b. Class A-2 Note Balance	$213,000,000.00	$213,000,000.00
c. Class A-3 Note Balance	$166,000,000.00	$166,000,000.00
d. Class A-4 Note Balance	$128,222,000.00	$128,222,000.00
e. Class B Note Balance	$12,026,000.00	$12,026,000.00
f. Class C Note Balance	$14,951,000.00	$14,951,000.00
g. Class D Note Balance	$7,801,000.00	$7,801,000.00

h. Note Balance (sum a - g)	$574,172,243.81	$556,803,153.59

9 . Pool Factors

a. Class A-1 Note Pool Factor	0.2978911	0.1370662
b. Class A-2 Note Pool Factor	1.0000000	1.0000000
c. Class A-3 Note Pool Factor	1.0000000	1.0000000
d. Class A-4 Note Pool Factor	1.0000000	1.0000000
e. Class B Note Pool Factor	1.0000000	1.0000000
f. Class C Note Pool Factor	1.0000000	1.0000000
g. Class D Note Pool Factor	1.0000000	1.0000000

h. Note Pool Factor	0.8833419	0.8566202

10 . Overcollateralization Target Amount		$5,624,274.28
11 . Current overcollateralization amount (Pool Balance - Note Balance)		$5,624,274.28

12 . Weighted Average Coupon		%8.95%
13 . Weighted Average Original Term		months 65.63
14 . Weighted Average Remaining Term		months 55.43

Collections

15 . Finance Charges:
a. Collections allocable to Finance Charge		$4,490,144.09
b. Liquidation Proceeds allocable to Finance Charge		$198.90
c. Purchase Amount allocable to Finance Charge		$0.00

d. Available Finance Charge Collections (sum a - c)		$4,490,342.99

16 . Principal:
a. Collections allocable to Principal		$16,808,970.86
b. Liquidation Proceeds allocable to Principal		$308,318.56
c. Purchase Amount allocable to Principal		$0.00

d. Available Principal Collections (sum a - c)		$17,117,289.42

17 . Total Finance Charge and Principal Collections (15d+16d)		$21,607,632.41
18 . Interest Income from Collection Account		$1,054.79
19 . Simple Interest Advances		$0.00

20 . Available Collections (Ln17+18+19)		$21,608,687.20

Available Funds

21 . Available Collections	$21,608,687.20
22 . Reserve Account Draw Amount	$0.00
23 . Available Funds	$21,608,687.20

Application of Available Funds

24 . Servicing Fee
a. Monthly Servicing Fee	$483,309.97
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$483,309.97

d. Shortfall Amount (a + b - c)	$0.00

25 . Unreimbursed Servicer Advances	$0.00

26 . Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,624.82
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,624.82

e. Shortfall Amount (a + b + c - d)	$0.00

27 . Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$8,061.85
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$8,061.85

e. Class A-2 Monthly Interest	$120,700.00
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$120,700.00

i. Class A-3 Monthly Interest	$125,883.33
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$125,883.33

m. Class A-4 Monthly Interest	$144,249.75
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$144,249.75

28 . Priority Principal Distributable Amount	$0.00

29 . Class B Noteholder Interest Amount

a. Class B Monthly Interest	$20,845.07
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$20,845.07

30 . Secondary Principal Distributable Amount	$0.00

31 . Class C Noteholder Interest Amount
a. Class C Monthly Interest	$32,643.02
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$32,643.02

32 . Tertiary Principal Distributable Amount	$3,943,815.94

33 . Class D Noteholder Interest Amount
a. Class D Monthly Interest	$23,468.01
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$23,468.01

34 . Quaternary Principal Distributable Amount	$7,801,000.00

35 . Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$12,707,601.76

36 . Reserve Account Deficiency	$0.00

37 . Regular Principal Distributable Amount	$5,624,274.28

38 . Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39 . Additional Servicing Fees, if any	$0.00

40 . Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41 . Deposits
a. Total Daily Deposits of Finance Charge Collections	$4,490,342.99
b. Total Daily Deposits of Principal Collections	$17,117,289.42
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,054.79

e. Total Deposits to Collection Account (sum a - d)	$21,608,687.20

42 . Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$483,309.97
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,624.82
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,844,941.25
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,276,811.16

f. Total Withdrawals from Collection Account (sum a - e)	$21,608,687.20

Note Payment Account Activity

43 . Deposits
a. Class A-1 Interest Distribution	$8,061.85
b. Class A-2 Interest Distribution	$120,700.00
c. Class A-3 Interest Distribution	$125,883.33
d. Class A-4 Interest Distribution	$144,249.75
e. Class B Interest Distribution	$20,845.07
f. Class C Interest Distribution	$32,643.02
g. Class D Interest Distribution	$23,468.01

h. Class A-1 Principal Distribution	$17,369,090.22
i. Class A-2 Principal Distribution	$0.00
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$17,844,941.25

44 . Withdrawals
a. Class A-1 Distribution	$17,377,152.07
b. Class A-2 Distribution	$120,700.00
c. Class A-3 Distribution	$125,883.33
d. Class A-4 Distribution	$144,249.75
e. Class B Distribution	$20,845.07
f. Class C Distribution	$32,643.02
g. Class D Distribution	$23,468.01

h. Total Withdrawals from Note Payment Account (sum a - g)	$17,844,941.25

Certificate Payment Account Activity

45 . Deposits
a. Excess Collections	$3,276,811.16
b. Reserve Account surplus (Ln 55)	$99.50

c. Total Deposits to Certificate Payment Account (sum a - b)	$3,276,910.66

46 . Withdrawals
a. Certificateholder Distribution	$3,276,910.66

b. Total Withdrawals from Certificate Payment Account	$3,276,910.66

Required Reserve Account Amount

47 . Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$556,803,153.59

48 . Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49 . Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50 . Investment Earnings	$99.50
51 . Reserve Account Draw Amount	$0.00

52 . Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,099.50
53 . Deposit from Available Funds (Ln 42d)	$0.00
54 . If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55 . Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
and to the extent no unfunded amounts described in Ln 54 exist	$99.50

56 . Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57 . Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58 . Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59 . Amount to be paid to Servicer from the Collection Account		$483,309.97
60 . Amount to be paid to Backup Servicer from the Collection Account		$3,624.82
61 . Amount to be deposited from the Collection Account into the Note Payment Account		$17,844,941.25
62 . Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,276,811.16
63 . Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64 . Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$99.50
65 . Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$17,377,152.07
66 . Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$120,700.00
67 . Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68 . Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69 . Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70 . Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71 . Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72 . Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,276,910.66

Net Loss and Delinquency Activity

73 . Net Losses with respect to preceding Collection Period		$427,047.25
74 . Cumulative Net Losses		$988,715.71
75 . Cumulative Net Loss Percentage		0.1521%

	Number of Loans	Principal Balance
76 . Delinquency Analysis
a. 31 to 60 days past due	567	$8,236,545.89
b. 61 to 90 days past due	147	$2,044,430.65
c. 91 or more days past due	76	$1,046,234.08

d. Total Past Due (sum a-c)	790	11,327,210.62

Servicer Covenant

77 . CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,626,771,000.00
78 . Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer